Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Diversified Municipal Portfolio

December 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.4%
Long-Term Municipal Bonds – 92.3%
Alabama – 2.7%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	$12,000	$12,735,022
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-D 4.885% (SOFR + 1.85%), 06/01/2049(a)	5,000	5,123,592
5.50%, 06/01/2049	11,435	12,086,119
Series 2024-B 5.00%, 10/01/2055	3,615	3,812,042
Black Belt Energy Gas District (Pacific Mutual Holding Co.) Series 2024-C 5.00%, 05/01/2055	3,100	3,273,801
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-B 5.235% (SOFR + 2.20%), 04/01/2054(a)	10,000	10,232,785
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2021 4.00%, 02/01/2039	1,000	944,876
4.00%, 02/01/2040	2,680	2,504,486
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding Co.) Series 2024-A 5.00%, 08/01/2054	10,000	10,589,558
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	3,140	3,254,895
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	44,385	44,151,934
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	7,000	7,364,384
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054	13,025	13,715,400

		129,788,894

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(b)	1,595	1,658,034

	Principal Amount (000)	U.S. $ Value

Arizona – 1.8%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 5.00%, 11/01/2034	$1,000	$1,089,416
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(c) (d) (e)	2,000	60,000
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	11,680	11,908,143
Series 2024 4.00%, 06/01/2049	12,580	12,609,096
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029	2,900	2,584,801
2.542%, 07/01/2033	5,000	4,122,855
2.642%, 07/01/2034	10,000	8,105,754
City of Phoenix Civic Improvement Corp. Series 2019-B 5.00%, 07/01/2025	1,250	1,259,506
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2020 5.00%, 07/01/2030	600	661,708
5.00%, 07/01/2031	850	936,333
5.00%, 07/01/2032	825	907,350
Series 2020-A 5.00%, 07/01/2030	500	551,423
5.00%, 07/01/2031	650	716,019
5.00%, 07/01/2032	400	439,927
5.00%, 07/01/2033	490	536,398
Series 2021-A 5.00%, 07/01/2039	1,720	1,871,456
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	5,000	4,129,845
2.171%, 07/01/2033	5,000	4,047,677
Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 5.00%, 07/15/2037	1,805	2,003,174
5.00%, 07/15/2038	5,500	6,081,161
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 5.125%, 11/15/2029(b)	2,500	2,511,906
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2025	1,000	1,015,769
5.00%, 12/01/2039	1,000	1,104,279

	Principal Amount (000)	U.S. $ Value

Sierra Vista Industrial Development Authority Series 2024 5.00%, 06/15/2034(b)	$1,250	$1,284,885
State of Arizona Lottery Revenue (Pre-refunded - US Treasuries) Series 2019 5.00%, 07/01/2025	5,000	5,045,478
5.00%, 07/01/2027	5,500	5,764,994
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) AGC Series 2024 5.25%, 08/01/2042	2,125	2,362,025
5.25%, 08/01/2044	3,000	3,273,316

		86,984,694

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(b)	1,900	2,105,580
City of Fayetteville AR Sales & Use Tax Revenue Series 2022 2.875%, 11/01/2032	3,000	2,943,094

		5,048,674

California – 7.1%
California Community Choice Financing Authority Series 2024 5.00%, 01/01/2056	2,355	2,567,194
California Community Choice Financing Authority (American General Life Insurance Co.) Series 2024 5.00%, 08/01/2055	2,500	2,649,401
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	10,000	10,577,461
California Community Choice Financing Authority (Apollo Global Management, Inc.) Series 2024 5.00%, 11/01/2055	3,370	3,547,581
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	16,165	17,171,876
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2023 5.25%, 11/01/2054	11,115	11,770,529
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.665% (SOFR + 1.63%), 07/01/2053(a)	5,000	4,991,332
4.705% (SOFR + 1.67%), 02/01/2054(a)	5,000	5,045,313
Series 2024 5.00%, 02/01/2055	1,400	1,494,296

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055	$8,015	$8,615,072
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	18,035	14,036,321
California Enterprise Development Authority (County of Riverside CA Lease) Series 2024 5.00%, 11/01/2036	5,005	5,683,029
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	9,623	9,611,247
Series 2021-1, Class A 3.50%, 11/20/2035	3,299	3,142,846
Series 2021-2, Class A 3.75%, 03/25/2035	15,777	15,522,870
Series 2021-2, Class X 0.82%, 03/25/2035(f)	9,562	408,868
Series 2021-3, Class A 3.25%, 08/20/2036	3,806	3,519,027
Series 2021-3, Class X 0.77%, 08/20/2036(f)	7,779	368,281
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2024 8.00%, 01/01/2050(b)	4,000	4,110,055
California State University Series 2021-B 2.374%, 11/01/2035	5,000	3,846,428
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(b)	880	750,227
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(b)	13,250	10,770,840
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	5,500	4,303,834
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(b)	12,800	10,418,413
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	7,000	5,637,544

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(b)	$3,000	$2,520,095
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	6,545	4,786,331
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Series 2021-A 4.00%, 06/01/2037	6,165	6,463,423
Los Angeles Unified School District/CA Series 2024-A 5.00%, 07/01/2031	25,000	28,531,150
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.76% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	15,000	13,696,899
San Diego County Regional Airport Authority Series 2023 5.00%, 07/01/2042	20,735	22,155,242
San Francisco Intl Airport Series 2020-E 5.00%, 05/01/2037	9,645	10,142,849
Series 2023-E 5.25%, 05/01/2034	22,275	24,791,246
5.25%, 05/01/2035	10,870	12,048,635
Series 2024 5.00%, 05/01/2038	7,000	7,550,152
5.25%, 05/01/2042	10,000	10,851,615
Southern California Public Power Authority (American International Group, Inc.) Series 2024-A 5.00%, 04/01/2055	7,000	7,392,757
State of California Series 2023 5.00%, 09/01/2037	10,000	11,322,051
5.00%, 09/01/2043	10,000	11,069,974
5.10%, 03/01/2029	2,000	2,037,048
6.00%, 03/01/2033	1,000	1,066,336
University of California Series 2023-B 5.00%, 05/15/2042	5,000	5,605,505
Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	3,000	3,068,939

		345,660,132

	Principal Amount (000)	U.S. $ Value

Colorado – 2.1%
City & County of Denver CO Airport System Revenue Series 2023-B 5.00%, 11/15/2029	$3,250	$3,451,161
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2025	10,000	10,131,487
5.00%, 12/01/2026	16,080	16,539,836
5.00%, 12/01/2028	16,105	16,929,048
5.00%, 12/01/2029	9,560	10,004,247
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools, Inc.) Series 2024 4.75%, 04/01/2034(b)	2,100	2,158,357
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2030	3,000	3,203,187
5.00%, 08/01/2035	1,995	2,100,178
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2027	2,280	2,389,681
E-470 Public Highway Authority Series 2024-B 3.738% (SOFR + 0.75%), 09/01/2039(a)	4,000	3,998,006
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	2,139	1,939,269
Platte River Metropolitan District Series 2023-A 6.50%, 08/01/2053(b)	1,678	1,738,336
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	11,000	12,820,674
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 5.80%, 12/01/2032	1,630	1,725,286
University of Colorado (Pre-refunded - US Treasuries) Series 2015-A 4.00%, 06/01/2033	6,000	6,020,431
4.00%, 06/01/2035	3,525	3,537,003
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	689	566,438
5.00%, 12/15/2026	270	278,313
AGM Series 2020 5.00%, 12/01/2027	305	319,094
5.00%, 12/01/2030	385	414,819
5.00%, 12/01/2033	285	305,231

	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/2050	$300	$308,808

		100,878,890

Connecticut – 2.6%
City of Bridgeport CT Series 2017-A 5.00%, 11/01/2028	1,000	1,046,324
Series 2017-B 5.00%, 08/15/2025	1,085	1,096,016
5.00%, 08/15/2026	4,500	4,624,974
5.00%, 08/15/2027	6,610	6,915,477
Series 2017-C 5.00%, 08/15/2026	2,480	2,548,875
5.00%, 08/15/2027	2,605	2,725,388
5.00%, 08/15/2028	1,620	1,690,024
City of Bridgeport CT (Pre-refunded - US Treasuries) Series 2017-B 5.00%, 08/15/2027	755	794,071
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018-K1 5.00%, 07/01/2026	1,000	1,011,155
5.00%, 07/01/2027	1,100	1,124,143
5.00%, 07/01/2028	1,100	1,131,754
5.00%, 07/01/2029	1,200	1,232,391
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	19,535	19,413,502
State of Connecticut Series 2015-B 5.00%, 06/15/2032	7,345	7,390,970
Series 2015-F 5.00%, 11/15/2027	1,570	1,594,853
Series 2016-A 5.00%, 03/15/2029	14,500	14,792,172
Series 2018-C 5.00%, 06/15/2026	5,500	5,661,860
Series 2019-B 5.00%, 02/15/2025	9,330	9,351,136
Series 2020-A 5.00%, 01/15/2040	2,565	2,729,010
State of Connecticut Special Tax Revenue Series 2021-A 5.00%, 05/01/2041	2,840	3,049,346
Series 2021-D 4.00%, 11/01/2039	1,060	1,072,191
Series 2023-A 5.25%, 07/01/2042	10,000	11,226,160
Series 2023-B 5.00%, 01/01/2025	4,820	4,820,000
Town of Stratford CT BAM Series 2019 5.00%, 01/01/2030	2,035	2,108,762
5.00%, 01/01/2031	3,890	4,027,142

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2032	$3,890	$4,022,239
5.00%, 01/01/2033	3,555	3,670,878
University of Connecticut Series 2022-A 5.00%, 05/01/2040	7,065	7,709,351

		128,580,164

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2020 4.00%, 09/01/2030	575	576,211
5.00%, 09/01/2050	1,000	1,013,453

		1,589,664

District of Columbia – 1.0%
District of Columbia Income Tax Revenue Series 2024-A 5.00%, 10/01/2035	10,000	11,499,565
Metropolitan Washington Airports Authority Aviation Revenue Series 2024-A 5.00%, 10/01/2025	1,000	1,010,359
5.00%, 10/01/2033	17,600	19,049,782
5.00%, 10/01/2034	2,000	2,155,560
5.00%, 10/01/2036	8,500	9,092,345
5.00%, 10/01/2040	1,675	1,762,108
5.00%, 10/01/2044	2,000	2,073,585

		46,643,304

Florida – 4.5%
City of Lakeland FL Series 2024 5.00%, 11/15/2043	2,420	2,610,186
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2024 5.00%, 11/15/2044	2,000	2,149,343
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2031	5,000	5,194,953
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2034	650	437,695
Zero Coupon, 09/01/2035	650	417,619
County of Broward FL Airport System Revenue Series 2019-C 2.384%, 10/01/2026	1,250	1,205,819
County of Broward FL Convention Center Hotel Revenue Series 2022 5.00%, 01/01/2035	2,685	2,939,156
County of Lee FL Airport Revenue Series 2024
5.25%, 10/01/2040	2,460	2,679,067

	Principal Amount (000)	U.S. $ Value

County of Miami-Dade FL Aviation Revenue Series 2024-A 5.00%, 10/01/2027	$4,650	$4,814,358
5.00%, 10/01/2035	23,870	25,646,806
County of Miami-Dade FL Water & Sewer System Revenue Series 2021 4.00%, 10/01/2038	2,490	2,526,184
County of Miami-Dade Seaport Department Series 2023-A 5.00%, 10/01/2029	5,500	5,778,948
5.00%, 10/01/2038	2,535	2,677,879
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030	735	585,408
Zero Coupon, 10/01/2031	905	689,397
Zero Coupon, 10/01/2032	500	364,432
Zero Coupon, 10/01/2033	1,210	843,539
Zero Coupon, 10/01/2034	1,260	838,847
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	25,000	26,973,750
Duval County School Board (Duval County School Board COP) Series 2015-B 5.00%, 07/01/2026	4,280	4,318,303
Florida Development Finance Corp. (Brightline Trains Florida LLC) AGM Series 2024 5.00%, 07/01/2044	13,920	14,300,016
Florida Development Finance Corp. (GFL Solid Waste Southeast LLC) Series 2024 4.375%, 10/01/2054(b)	2,000	1,994,356
Florida Development Finance Corp. (Mayflower Retirement Center, Inc. Obligated Group) Series 2020 5.125%, 06/01/2040(b)	3,760	3,758,635
Florida Development Finance Corp. (Renaissance Charter School, Inc.) Series 2023 6.50%, 06/15/2038(b)	2,000	2,205,642
6.625%, 06/15/2043(b)	2,195	2,406,988
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2015-B 5.00%, 10/01/2026	1,750	1,772,857
5.00%, 10/01/2028	1,015	1,026,803
Series 2021 1.425%, 10/01/2026	3,000	2,840,407
Florida State Board of Education (State of Florida)
Series 2017-B 5.00%, 06/01/2025	5,340	5,383,230

	Principal Amount (000)	U.S. $ Value

Florida State Board of Governors (Florida State University Athletics Association, Inc.) BAM Series 2024-A 5.00%, 10/01/2043	$10,000	$10,915,303
Greater Orlando Aviation Authority Series 2019-A 5.00%, 10/01/2025	5,700	5,763,683
Series 2024 5.00%, 10/01/2034	4,285	4,679,635
5.00%, 10/01/2035	2,000	2,177,434
5.00%, 10/01/2036	1,235	1,339,486
Greater Orlando Aviation Authority (Pre-refunded - US Treasuries) Series 2017-A 5.00%, 10/01/2029	3,000	3,110,469
5.00%, 10/01/2030	6,250	6,480,144
Hillsborough County Aviation Authority Series 2024 5.25%, 10/01/2043	6,500	7,071,688
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 5.00%, 11/15/2034	2,000	2,275,628
Hillsborough County School Board (Hillsborough County School Board COP) Series 2015 5.00%, 07/01/2026	1,480	1,490,399
JEA Electric System Revenue Series 2017-B 5.00%, 10/01/2030	1,185	1,240,855
JEA Water & Sewer System Revenue Series 2024-A 5.00%, 10/01/2043	1,635	1,786,988
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.125%, 11/15/2029	2,975	2,980,321
Manatee County School District (Manatee County School District COP) Series 2016-A 5.00%, 07/01/2028	7,795	8,005,380
5.00%, 07/01/2029	6,215	6,392,852
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2025-B 5.25%, 04/01/2040(g)	2,860	3,209,192
Mid-Bay Bridge Authority Series 2015-A 5.00%, 10/01/2035	8,565	8,627,087
North Broward Hospital District Series 2017-B 5.00%, 01/01/2029	3,000	3,109,832
5.00%, 01/01/2030	3,180	3,294,954

	Principal Amount (000)	U.S. $ Value

Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2036	$1,000	$982,616
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(b)	1,905	1,688,850
South Broward Hospital District (South Broward Hospital District Obligated Group) Series 2015 5.00%, 05/01/2027	3,350	3,374,420
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 4.85%, 05/01/2038(b)	1,000	1,032,413

		220,410,252

Georgia – 2.0%
City of Atlanta GA Department of Aviation Series 2022-B 5.00%, 07/01/2035	1,565	1,675,698
5.00%, 07/01/2036	2,845	3,040,324
5.00%, 07/01/2037	2,535	2,700,118
5.00%, 07/01/2039	2,765	2,920,512
5.00%, 07/01/2040	7,105	7,476,636
5.00%, 07/01/2041	7,460	7,826,554
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2026	1,000	1,021,761
5.00%, 04/01/2027	250	259,514
5.00%, 04/01/2028	250	263,622
5.00%, 04/01/2029	300	320,835
5.00%, 04/01/2030	225	243,843
5.00%, 04/01/2031	250	271,264
Fayette County Development Authority Series 2024 5.00%, 10/01/2026	300	307,064
5.00%, 10/01/2027	270	280,177
5.00%, 10/01/2028	320	335,504
5.00%, 10/01/2029	375	397,181
Main Street Natural Gas, Inc. Series 2024-E 5.00%, 05/01/2055	2,535	2,675,294
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)	3,500	3,459,662
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052	1,455	1,515,056
Series 2023-A 5.00%, 06/01/2053	22,965	24,035,908

	Principal Amount (000)	U.S. $ Value

Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.688% (SOFR + 1.70%), 12/01/2053(a)	$5,000	$5,147,842
Main Street Natural Gas, Inc. (Toronto-Dominion Bank (The)) Series 2024-D 5.00%, 04/01/2054	2,355	2,501,130
Municipal Electric Authority of Georgia Series 2024 5.00%, 01/01/2042	1,500	1,615,980
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	25,000	27,883,598

		98,175,077

Guam – 0.0%
Territory of Guam Series 2019 5.00%, 11/15/2031	700	709,706

Hawaii – 0.2%
City & County Honolulu HI Wastewater System Revenue Series 2025 5.00%, 07/01/2038(g)	2,200	2,473,739
City & County of Honolulu HI Series 2024-A 5.25%, 07/01/2043	1,000	1,119,463
5.25%, 07/01/2044	1,000	1,115,851
State of Hawaii Harbor System Revenue Series 2020-A 4.00%, 07/01/2035	2,765	2,733,755

		7,442,808

Illinois – 5.4%
Chicago Board of Education Series 2012-B 5.00%, 12/01/2033	2,265	2,265,561
Series 2018-A 5.00%, 12/01/2026	1,000	1,013,568
Series 2021-A 5.00%, 12/01/2037	3,750	3,804,632
Series 2023 5.25%, 04/01/2034	2,125	2,325,594
Series 2023-A 5.00%, 12/01/2034	7,000	7,266,388
Chicago O’Hare International Airport Series 2016-C 5.00%, 01/01/2027	3,020	3,071,283
Series 2018-A 5.00%, 01/01/2039	6,000	6,152,668
Series 2022 4.00%, 01/01/2042	3,160	3,068,935
5.00%, 01/01/2029	500	523,989
5.00%, 01/01/2030	800	844,669
5.00%, 01/01/2033	890	952,823

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2040	$1,850	$1,932,075
5.00%, 01/01/2041	2,000	2,086,479
5.00%, 01/01/2042	2,200	2,288,214
Series 2024-A 5.00%, 01/01/2036	1,180	1,263,780
5.00%, 01/01/2037	2,500	2,668,476
5.00%, 01/01/2038	2,500	2,657,091
5.00%, 01/01/2039	1,600	1,687,682
5.25%, 01/01/2040	4,000	4,324,428
Series 2024-C 5.00%, 01/01/2034	3,000	3,240,619
5.25%, 01/01/2041	2,250	2,439,651
Series 2024-E 5.00%, 01/01/2029	2,885	3,023,416
BAM Series 2017-F 4.25%, 01/01/2042	2,000	1,990,505
County of Cook IL Series 2021-B 4.00%, 11/15/2025	2,140	2,153,080
Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2025	2,000	2,003,969
Illinois Finance Authority (Bradley University) Series 2024 5.00%, 08/01/2025	400	402,763
5.00%, 08/01/2026	450	459,048
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad LLC) Series 2024 4.125%, 12/01/2043(b)	2,300	2,274,305
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2025	350	350,272
5.00%, 09/01/2026	300	301,268
5.00%, 09/01/2027	455	458,594
5.00%, 09/01/2029	575	581,443
5.00%, 09/01/2031	1,000	1,005,412
5.00%, 09/01/2034	600	596,473
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2027	1,000	1,011,620
5.00%, 11/15/2028	1,250	1,264,227
Illinois Housing Development Authority Series 2024-H 4.00%, 01/01/2042	10,000	9,617,932
Illinois Municipal Electric Agency Series 2015-A 5.00%, 02/01/2027	16,370	16,506,270
5.00%, 02/01/2028	13,565	13,674,022
5.00%, 02/01/2029	12,885	12,983,376
Illinois State Toll Highway Authority Series 2009 6.184%, 01/01/2034	2,669	2,778,691

	Principal Amount (000)	U.S. $ Value

Series 2021-A 5.00%, 01/01/2041	$27,195	$29,336,693
Series 2024-A 5.00%, 01/01/2037	4,380	4,918,639
Metropolitan Water Reclamation District of Greater Chicago Series 2007-B 5.25%, 12/01/2035	4,835	5,636,112
Series 2009 5.72%, 12/01/2038	2,000	2,008,023
Railsplitter Tobacco Settlement Authority (Pre-refunded - US Treasuries) Series 2017 5.00%, 06/01/2025	12,450	12,540,549
State of Illinois Series 2016 5.00%, 02/01/2029	1,100	1,135,043
Series 2017-D 5.00%, 11/01/2028	1,675	1,746,883
Series 2019-B 4.00%, 11/01/2033	9,000	9,043,358
Series 2020 5.50%, 05/01/2039	1,500	1,615,577
Series 2022-B 5.25%, 10/01/2037	4,000	4,370,936
Series 2024 5.00%, 02/01/2026	2,500	2,542,235
5.00%, 02/01/2038	9,000	9,837,125
Series 2024-B 5.00%, 05/01/2039	2,250	2,436,293
5.00%, 05/01/2040	1,765	1,899,756
5.00%, 05/01/2041	7,530	8,073,113
5.25%, 05/01/2042	8,500	9,245,183
State of Illinois (Pre-refunded - US Treasuries) Series 2014 5.00%, 05/01/2025	18,120	18,129,685
State of Illinois Sales Tax Revenue Series 2024-A 5.00%, 06/15/2025	10,000	10,059,440

		263,889,934

Indiana – 1.0%
City of Fort Wayne IN 10.75%, 12/01/2029(c) (d)	159	16
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	14,460	14,704,939
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2028	1,175	1,260,101
5.00%, 10/01/2029	1,425	1,551,494
5.00%, 10/01/2030	1,000	1,105,280
5.00%, 10/01/2032	1,715	1,927,803
5.00%, 10/01/2034	800	906,868

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2025	$750	$750,910
5.00%, 04/01/2026	790	795,236
5.00%, 04/01/2027	830	849,504
5.00%, 04/01/2028	875	903,106
Indiana Finance Authority (Indiana University Health, Inc. Obligated Group) Series 2015 4.00%, 12/01/2040	11,690	11,358,736
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	1,895	1,727,499
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 4.25%, 07/01/2044	1,700	1,577,198
Indianapolis Local Public Improvement Bond Bank Series 2015 4.00%, 01/01/2025	11,570	11,570,000

		50,988,690

Iowa – 0.1%
Iowa Finance Authority (Pre-refunded - US Treasuries) Series 2022 4.00%, 12/01/2050	5,450	5,815,377

Kansas – 0.1%
City of Colby KS (Citizens Medical Center, Inc.) Series 2024 5.50%, 07/01/2026	2,000	2,003,770
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(b)	205	210,622
6.50%, 11/15/2042(b)	1,610	1,649,159

		3,863,551

Kentucky – 1.7%
County of Carroll KY (Kentucky Utilities Co.) Series 2019 1.75%, 10/01/2034	3,835	3,618,221
Kenton County Airport Board Series 2024-A 5.25%, 01/01/2040	2,910	3,152,837
5.25%, 01/01/2042	2,860	3,089,839
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2029	1,000	1,040,976
5.00%, 08/15/2041	1,260	1,287,673
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2028	8,780	8,972,112
5.00%, 06/01/2030	5,870	5,994,229

	Principal Amount (000)	U.S. $ Value

Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	$20,065	$21,371,454
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.015% (SOFR + 1.98%), 04/01/2054(a)	20,000	20,000,000
5.25%, 04/01/2054	5,280	5,684,108
Kentucky Turnpike Authority Series 2016-A 5.00%, 07/01/2025	2,515	2,538,111
5.00%, 07/01/2027	5,075	5,200,653

		81,950,213

Louisiana – 1.4%
City of New Orleans LA Sewerage Service Revenue (Pre-refunded - US Treasuries) Series 2015 5.00%, 06/01/2040	2,000	2,014,959
City of New Orleans LA Water System Revenue AGM Series 2021 2.889%, 12/01/2041	2,000	1,461,962
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax Series 2015 5.00%, 08/01/2027	6,450	6,510,705
5.00%, 08/01/2028	2,535	2,557,253
Louisiana Local Government Environmental Facilities & Community Development Authority Series 2023-ELL, Class A1 5.081%, 06/01/2031	6,080	6,111,237
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(b)	22,000	22,146,874
Louisiana Public Facilities Authority (Pre-refunded - US Treasuries) AGM Series 2015 5.00%, 06/01/2036	2,000	2,014,546
New Orleans Aviation Board Series 2024 5.00%, 01/01/2034	1,835	1,980,735
5.00%, 01/01/2039	1,340	1,416,513
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(b)	2,250	2,265,802
6.10%, 06/01/2038(b)	3,030	3,325,101
6.10%, 12/01/2040(b)	2,595	2,848,073
Parish of St. John the Baptist LA Series 2024 3.30%, 06/01/2037	1,700	1,673,328

	Principal Amount (000)	U.S. $ Value

State of Louisiana Gasoline & Fuels Tax Revenue Series 2022-A 3.622% (SOFR + 0.50%), 05/01/2043(a)	$10,225	$10,187,474
State of Louisiana Gasoline & Fuels Tax Revenue (Pre-refunded - US Govt Agencies) Series 2015-A 4.50%, 05/01/2039	2,500	2,510,678

		69,025,240

Maine – 0.0%
Maine Municipal Bond Bank Series 2014-A 5.00%, 09/01/2025	1,000	1,001,297

Maryland – 1.0%
County of Frederick MD (Pre-refunded - US Treasuries) Series 2019-A 5.00%, 08/01/2027	165	172,998
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.00%, 11/12/2028	10,000	10,116,066
Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group) Series 2020-B 5.00%, 04/15/2031	1,365	1,482,514
Maryland Stadium Authority Series 2024 5.00%, 06/01/2041	2,465	2,709,716
5.00%, 06/01/2042	2,335	2,556,865
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2038	3,000	3,348,529
State of Maryland Series 2017-B 5.00%, 08/01/2025	16,380	16,568,699
Series 2022-A 5.00%, 06/01/2035	1,080	1,210,551
State of Maryland Department of Transportation Series 2017 5.00%, 09/01/2025	6,550	6,636,662
State of Maryland Department of Transportation (Baltimore/Washington International Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2029	700	741,111
5.00%, 08/01/2036	1,000	1,055,693

		46,599,404

Massachusetts – 2.1%
City of Quincy MA Series 2024 5.00%, 07/25/2025	3,000	3,029,535

	Principal Amount (000)	U.S. $ Value

Commonwealth of Massachusetts Series 2017-D 5.00%, 07/01/2025	$7,760	$7,838,216
5.00%, 02/01/2036	4,435	4,583,985
Series 2024-A 5.00%, 01/01/2040	5,000	5,590,942
Series 2024-B 5.00%, 05/01/2043	4,000	4,409,205
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	2,871	2,804,835
Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2024-A 5.00%, 07/01/2043	2,000	2,209,372
Massachusetts Development Finance Agency Series 2016-E 5.00%, 07/01/2025	1,750	1,762,877
Series 2020-A 5.00%, 10/15/2025	5,000	5,082,793
Series 2023 5.00%, 07/01/2026	1,000	1,023,410
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2016-I 5.00%, 07/01/2034	1,935	1,965,607
Massachusetts Development Finance Agency (Mass General Brigham, Inc.) Series 2017-S1 5.00%, 07/01/2025	7,565	7,635,596
5.00%, 07/01/2029	9,000	9,501,054
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2020-U 5.00%, 07/01/2028	950	1,019,747
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2028	1,425	1,455,252
5.00%, 07/01/2030	2,100	2,148,102
5.00%, 07/01/2032	2,000	2,041,382
5.00%, 07/01/2033	2,000	2,037,925
AGM Series 2020-C 5.00%, 10/01/2026	325	334,210
5.00%, 10/01/2027	440	459,722
5.00%, 10/01/2028	500	529,944
5.00%, 10/01/2029	295	316,808
5.00%, 10/01/2030	315	342,547
5.00%, 10/01/2031	375	407,264
5.00%, 10/01/2032	245	264,191
Massachusetts School Building Authority Series 2015-C 5.00%, 08/15/2027	5,000	5,062,948
Massachusetts Water Resources Authority Series 2024-C 5.00%, 08/01/2039	11,630	13,220,520

	Principal Amount (000)	U.S. $ Value

AGM Series 2007-B 5.25%, 08/01/2025	$12,510	$12,674,868

		99,752,857

Michigan – 3.2%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 3.853% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(a)	14,000	13,811,690
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	3,705	3,849,980
Great Lakes Water Authority Water Supply System Revenue Series 2016-C 5.00%, 07/01/2025	12,805	12,930,828
Series 2024-A 5.00%, 07/01/2035	2,100	2,361,204
Michigan Finance Authority (Bronson Healthcare Group Obligated Group) Series 2020 5.00%, 05/15/2036	48,585	49,277,599
Michigan Finance Authority (Corewell Health Obligated Group) Series 2022 5.00%, 04/15/2025	5,265	5,290,148
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	5,000	4,595,972
4.00%, 06/01/2035	1,000	1,001,776
4.00%, 06/01/2036	1,000	997,813
4.00%, 06/01/2037	1,000	990,573
4.00%, 06/01/2038	1,000	981,581
4.00%, 06/01/2039	2,000	1,938,225
5.00%, 06/01/2025	610	612,308
5.00%, 06/01/2026	1,290	1,312,970
5.00%, 06/01/2028	1,000	1,046,832
5.00%, 06/01/2029	2,000	2,118,164
5.00%, 06/01/2031	745	797,229
Michigan Finance Authority (Pre-refunded - US Treasuries) Series 2015 4.50%, 10/01/2029	2,065	2,066,045
Michigan Finance Authority (Public Lighting Authority) Series 2014 5.00%, 07/01/2030	1,600	1,601,883
Series 2014-B 5.00%, 07/01/2027	4,990	4,996,235
5.00%, 07/01/2031	2,460	2,462,830

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Trinity Health Corp.) Series 2015 5.00%, 12/01/2025	$3,000	$3,020,014
5.50%, 12/01/2026	4,500	4,538,430
5.50%, 12/01/2027	2,720	2,744,721
Michigan State Hospital Finance Authority Series 2019 5.00%, 11/01/2025	2,315	2,349,677
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2025	2,200	2,219,766
5.00%, 06/30/2026	2,400	2,432,972
5.00%, 12/31/2026	5,770	5,879,088
5.00%, 06/30/2027	7,635	7,812,573
5.00%, 12/31/2027	5,770	5,931,281
5.00%, 06/30/2028	4,645	4,792,014

		156,762,421

Minnesota – 0.3%
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2042	3,250	3,529,505
Minneapolis-St. Paul Metropolitan Airports Commission Series 2024 5.00%, 01/01/2041	3,250	3,423,620
5.25%, 01/01/2044	2,000	2,131,939
Minnesota Municipal Gas Agency (Royal Bank of Canada) Series 2022-A 4.00%, 12/01/2052	5,425	5,462,578
Western Minnesota Municipal Power Agency Series 2019-A 3.156%, 01/01/2039	1,000	816,475

		15,364,117

Mississippi – 0.1%
State of Mississippi (Pre-refunded - US Treasuries) Series 2015-A 4.00%, 10/01/2031	5,525	5,565,200

Missouri – 0.4%
Cape Girardeau County Industrial Development Authority (Mercy Health/MO) Series 2017-A 5.00%, 03/01/2025	1,445	1,446,472
5.00%, 03/01/2028	1,375	1,419,700
City of Kansas City MO (City of Kansas City MO Lease) Series 2022 5.00%, 09/01/2037	4,000	4,382,078
Health & Educational Facilities Authority of the State of Missouri Series 2021-C 5.00%, 05/01/2052	2,320	2,440,312

	Principal Amount (000)	U.S. $ Value

Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2021-A 4.00%, 07/01/2039	$5,000	$5,057,271
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	845	846,444
5.75%, 03/01/2027	775	799,057
Metropolitan St. Louis Sewer District Series 2022-A 5.00%, 05/01/2038	1,710	1,881,434
5.00%, 05/01/2039	3,100	3,388,739

		21,661,507

Montana – 0.3%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2025	2,500	2,503,353
5.00%, 02/15/2026	3,190	3,232,782
5.00%, 02/15/2027	6,950	7,169,419
5.00%, 02/15/2028	2,375	2,443,058

		15,348,612

Nebraska – 0.3%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	5,000	5,257,157
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2022-1 5.00%, 05/01/2053	10,000	10,420,185

		15,677,342

Nevada – 0.7%
City of Las Vegas NV Series 2015-C 5.00%, 09/01/2026	2,930	2,992,559
County of Clark NV Series 2024 4.00%, 07/01/2041	4,640	4,640,033
Las Vegas Valley Water District Series 2016-B 5.00%, 06/01/2028	4,590	4,722,052
Series 2022-C 5.00%, 06/01/2025	5,950	5,996,578
Reno-Tahoe Airport Authority Series 2024 5.00%, 07/01/2035	1,175	1,263,946
5.25%, 07/01/2038	1,430	1,559,358
State of Nevada Series 2015-D 5.00%, 04/01/2027	7,000	7,029,762

	Principal Amount (000)	U.S. $ Value

State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2024 8.125%, 01/01/2050	$4,000	$4,112,981

		32,317,269

New Hampshire – 1.5%
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	8,815	8,750,829
Series 2022-1, Class A 4.375%, 09/20/2036	24,189	24,022,059
Series 2022-1, Class X 0.334%, 09/20/2036(f)	19,374	393,460
Series 2022-2, Class A 4.00%, 10/20/2036	9,705	9,355,351
Series 2022-2, Class X 0.675%, 10/01/2036(f)	9,705	428,593
Series 2024 5.375%, 12/01/2031(b)	1,000	995,407
Series 2024-1 4.15%, 10/20/2040	2,000	1,954,409
Series 2024-1, Class A 4.25%, 07/20/2041	5,589	5,428,358
Series 2024-1, Class X 0.49%, 07/01/2051(f)	7,234	271,652
Series 2024-2, Class A 3.625%, 08/20/2039	4,982	4,644,491
Series 2024-2, Class X 0.51%, 08/20/2039(f)	4,982	201,498
Series 2024-3 4.16%, 10/20/2041	6,983	6,603,830
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(b)	678	677,312
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(b)	6,995	7,014,427
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	1,000	998,393
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2018-A 4.00%, 11/01/2027(b)	2,250	2,215,106
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(b)	837	828,464

		74,783,639

	Principal Amount (000)	U.S. $ Value

New Jersey – 6.5%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019 5.25%, 04/01/2026(h)	$5,930	$6,078,936
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	7,755	7,730,794
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.50%, 01/01/2026	1,000	1,001,277
5.50%, 01/01/2027	1,000	1,001,195
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2025	2,750	2,772,094
New Jersey Economic Development Authority (Rutgers The State University of New Jersey) Series 2013 5.00%, 06/15/2025	1,000	1,001,178
5.00%, 06/15/2026	3,500	3,503,676
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2027	3,000	3,132,788
5.00%, 06/15/2033	2,065	2,318,134
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	3,360	3,363,376
New Jersey Transportation Trust Fund Authority Series 2024-C 5.00%, 06/15/2043	3,255	3,544,242
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	12,830	13,118,184
5.00%, 06/15/2028	975	996,102
Series 2018-A 5.00%, 06/15/2029	3,050	3,112,218
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2027	8,605	9,067,464
5.00%, 12/15/2029	38,555	41,047,650
5.00%, 12/15/2030	5,885	6,256,325
5.00%, 12/15/2032	5,230	5,537,236
5.00%, 12/15/2033	7,230	7,632,262
Series 2019-B 5.00%, 06/15/2033	3,885	4,107,975

	Principal Amount (000)	U.S. $ Value

Series 2023-B 5.00%, 06/15/2041	$9,685	$10,530,409
5.00%, 06/15/2042	2,915	3,157,680
5.00%, 06/15/2043	1,505	1,623,966
AGM Series 2006-C Zero Coupon, 12/15/2033	6,600	4,769,819
New Jersey Transportation Trust Fund Authority (Pre-refunded - US Treasuries) Series 2019 5.00%, 06/15/2029	1,525	1,641,372
New Jersey Transportation Trust Fund Authority (State of New Jersey) Series 2024-A 4.00%, 06/15/2042	7,570	7,420,989
5.00%, 06/15/2037	8,000	8,969,619
5.00%, 06/15/2042	3,550	3,884,943
New Jersey Turnpike Authority Series 2014-A 5.00%, 01/01/2027	1,800	1,801,923
Series 2017-A 5.00%, 01/01/2029	7,235	7,519,415
Series 2017-B 5.00%, 01/01/2029	10,000	10,581,473
5.00%, 01/01/2030	14,830	15,654,745
5.00%, 01/01/2031	15,220	16,039,455
Series 2021-B 1.713%, 01/01/2029	6,625	5,923,007
Series 2024-A 5.00%, 01/01/2032	11,235	12,599,203
5.00%, 01/01/2033	2,000	2,267,316
5.00%, 01/01/2034	2,100	2,401,793
Series 2024-C 5.00%, 01/01/2043	7,500	8,256,548
5.00%, 01/01/2044	2,500	2,749,636
AGM Series 2005-D3 5.25%, 01/01/2026	13,215	13,358,866
South Jersey Transportation Authority BAM Series 2022 5.00%, 11/01/2036	450	492,972
5.00%, 11/01/2037	400	436,581
State of New Jersey Series 2020 5.00%, 06/01/2025	20,500	20,655,782
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2025	4,125	4,146,122
5.00%, 06/01/2026	3,000	3,059,388
5.00%, 06/01/2027	4,000	4,136,630
5.00%, 06/01/2028	2,140	2,241,461
5.00%, 06/01/2035	2,620	2,715,232
Series 2018-B 5.00%, 06/01/2046	10,270	10,256,154

		315,615,605

New Mexico – 0.2%
New Mexico Municipal Energy Acquisition Authority Series 2019-A 5.00%, 11/01/2039	10,000	10,035,140

	Principal Amount (000)	U.S. $ Value

New York – 10.3%
City of New York NY Series 2015-A 5.00%, 08/01/2025	$16,720	$16,902,633
Series 2019-E 5.00%, 08/01/2025	6,100	6,166,630
Series 2020-A 5.00%, 08/01/2026	3,130	3,226,878
Series 2021 1.396%, 08/01/2027	18,750	17,338,897
Series 2021-F 5.00%, 06/01/2044(h)	5,000	5,030,192
County of Nassau NY Series 2024-A 5.00%, 04/01/2042	8,815	9,763,230
5.00%, 04/01/2044	4,120	4,516,939
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039	4,505	4,405,710
Federal Home Loan Mortgage Corp. Series 2024-ML21, Class AUS 4.52%, 08/25/2041	8,368	8,326,200
Hudson Yards Infrastructure Corp. Series 2017-A 5.00%, 02/15/2036	6,880	7,083,607
Long Island Power Authority Series 2024-A 5.00%, 09/01/2044	6,400	6,987,738
Metropolitan Transportation Authority Series 2016-A 5.00%, 11/15/2028	20,070	20,610,084
Series 2017 5.00%, 11/15/2025	7,190	7,299,569
Series 2017-C 5.00%, 11/15/2029	22,370	23,489,032
5.00%, 11/15/2030	13,755	14,415,756
5.00%, 11/15/2031	5,505	5,762,063
5.00%, 11/15/2033	8,500	8,866,290
BAM Series 2024-A 4.00%, 11/15/2048	6,500	6,167,167
New York City Municipal Water Finance Authority Series 2023 5.00%, 06/15/2034	10,650	12,371,348
5.00%, 06/15/2035	2,000	2,287,490
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2037	7,250	8,201,729
5.00%, 11/01/2038	17,000	19,168,440
5.00%, 11/01/2039	3,400	3,820,863
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2017-S 5.00%, 07/15/2036	10,245	10,625,895

	Principal Amount (000)	U.S. $ Value

Series 2018-S 5.00%, 07/15/2031	$18,035	$19,103,734
5.00%, 07/15/2032	15,945	16,863,564
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2017-A 5.00%, 08/01/2033	4,860	5,074,787
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(b)	400	400,331
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	4,250	3,976,758
2.80%, 09/15/2069	11,555	10,655,685
New York State Dormitory Authority (New York State Sales Tax) Series 2017-A 5.00%, 03/15/2039	14,705	15,148,944
Series 2018-C 5.00%, 03/15/2040	6,990	7,260,642
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2025 5.00%, 05/01/2026(g)	6,435	6,582,827
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2019-A 5.00%, 03/15/2036	10,000	10,631,528
Series 2021-A 4.00%, 03/15/2039	1,825	1,839,527
Series 2021-E 4.00%, 03/15/2037	19,200	19,614,739
Series 2022-A 4.00%, 03/15/2039	3,500	3,531,789
Series 2024-A 5.00%, 03/15/2042	5,000	5,470,300
5.00%, 03/15/2043	6,000	6,533,401
5.00%, 03/15/2044	2,840	3,080,403
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2028	22,110	22,894,553
5.00%, 01/01/2029	27,145	28,000,239
Series 2023 5.625%, 04/01/2040	7,000	7,435,763
6.00%, 04/01/2035	5,000	5,567,728
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2040	7,015	7,279,179
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	2,095	2,094,923

	Principal Amount (000)	U.S. $ Value

Port Authority of New York & New Jersey Series 2018-2 5.00%, 09/15/2026	$4,000	$4,093,648
Series 2019 4.00%, 11/01/2037	2,915	2,882,813
Series 2021-2 4.00%, 07/15/2037	2,980	2,980,162
Suffolk Regional Off-Track Betting Co. Series 2024 5.00%, 12/01/2034	1,000	1,030,555
Suffolk Tobacco Asset Securitization Corp. Series 2021 5.00%, 06/01/2027	1,045	1,079,911
5.00%, 06/01/2029	2,080	2,201,329
5.00%, 06/01/2033	2,395	2,553,601
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034	14,725	11,936,215
2.591%, 05/15/2036	2,000	1,567,895
Series 2022 4.04% (SOFR + 1.05%), 04/01/2026(a)	14,000	13,982,277
Series 2023 5.00%, 11/15/2041	4,025	4,421,106
Series 2024 5.00%, 11/15/2033	5,000	5,770,846
5.00%, 11/15/2035	2,000	2,307,358

		498,683,440

North Carolina – 0.4%
County of Wake NC Series 2024-B 5.00%, 09/01/2034	1,585	1,844,211
Greater Asheville Regional Airport Authority AGM Series 2022-A 5.00%, 07/01/2035	1,740	1,858,413
5.00%, 07/01/2036	1,500	1,596,970
5.00%, 07/01/2037	1,250	1,326,428
5.25%, 07/01/2038	1,200	1,293,845
5.25%, 07/01/2039	1,300	1,394,762
5.25%, 07/01/2040	3,220	3,441,919
5.25%, 07/01/2042	1,140	1,210,310
AGM Series 2023 5.00%, 07/01/2036	650	696,741
5.00%, 07/01/2037	1,400	1,495,195
5.00%, 07/01/2038	420	446,863
5.25%, 07/01/2041	1,000	1,072,291
5.25%, 07/01/2042	1,000	1,068,520

		18,746,468

North Dakota – 0.1%
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2028	2,000	2,046,003
5.00%, 06/01/2030	3,000	3,066,989

		5,112,992

	Principal Amount (000)	U.S. $ Value

Ohio – 2.1%
American Municipal Power, Inc. Series 2017 5.00%, 02/15/2025	$7,020	$7,034,017
Buckeye Tobacco Settlement Financing Authority Series 2020-A 4.00%, 06/01/2037	2,000	1,947,032
4.00%, 06/01/2038	1,000	965,462
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2026	2,700	2,773,964
5.00%, 08/01/2027	8,465	8,860,321
5.00%, 08/01/2028	1,955	2,061,781
Series 2020 5.00%, 12/01/2028	5,400	5,773,249
5.00%, 12/01/2029	1,565	1,695,357
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2026	2,745	2,777,599
5.00%, 02/15/2027	2,710	2,778,437
County of Franklin OH (Nationwide Children’s Hospital, Inc.) Series 2017-A 5.00%, 11/01/2031	1,000	1,045,966
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	4,045	4,210,496
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 5.50%, 12/01/2027	440	443,526
6.375%, 12/01/2037	5,000	5,430,887
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,054,597
Ohio Air Quality Development Authority Series 2024 3.70%, 04/01/2028	10,400	10,290,307
Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2024 3.70%, 07/01/2028	1,750	1,730,047
3.75%, 01/01/2029	5,000	4,943,058
Ohio Higher Educational Facility Commission (Oberlin College) Series 2023 5.00%, 10/01/2028	1,425	1,511,623
5.00%, 10/01/2037	1,270	1,404,013
5.00%, 10/01/2038	1,335	1,470,359
Ohio Water Development Authority (Ohio Water Development Authority State Lease) Series 2016-B 5.00%, 06/01/2025	3,985	4,015,612

	Principal Amount (000)	U.S. $ Value

Ohio Water Development Authority Water Pollution Control Loan Fund Series 2023-A 5.00%, 12/01/2025	$4,910	$5,000,836
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2029	1,000	1,076,316
Reynoldsburg City School District Series 2013 4.919%, 09/01/2030	3,025	3,092,951
Series 2014 4.939%, 09/01/2032	3,335	3,440,781
State of Ohio Series 2017-U 5.00%, 05/01/2025	7,000	7,045,677
Series 2018-A 5.00%, 02/01/2025	1,800	1,802,835
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2024 5.00%, 01/01/2035	5,000	5,691,717

		101,368,823

Oklahoma – 0.2%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2026	1,235	1,233,534
5.00%, 07/01/2028	1,280	1,280,060
Oklahoma Development Finance Authority Series 2022 4.38%, 11/01/2045	4,000	3,640,365
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037	4,245	4,417,986

		10,571,945

Oregon – 0.5%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2030	415	448,382
5.00%, 08/15/2031	1,245	1,345,204
5.00%, 08/15/2033	500	536,724
5.00%, 08/15/2034	875	935,654
5.00%, 08/15/2035	755	804,399
5.00%, 08/15/2036	1,300	1,381,424
Port of Portland OR Airport Revenue Series 2022-2 4.00%, 07/01/2040	7,155	6,953,392
Series 2023 5.25%, 07/01/2041	4,455	4,790,224
Salem Hospital Facility Authority (Salem Health Obligated Group) Series 2019 5.00%, 05/15/2038	2,205	2,322,518
Tri-County Metropolitan Transportation District of Oregon Series 2018-A 5.00%, 10/01/2028	2,335	2,460,679

	Principal Amount (000)	U.S. $ Value

Umatilla County School District No. 6R Umatilla Series 2023-B Zero Coupon, 06/15/2043	$2,000	$833,017

		22,811,617

Other – 1.6%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038	1,912	1,492,933
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,792	3,675,254
Series 2024-ML22, Class AUS 4.54%, 10/25/2040	996	989,863
Federal Home Loan Mortgage Corp. Enhanced Receipt Series 2019-A, Class 1 3.87%, 11/15/2035(b)	23,715	20,440,661
Series 2019-C, Class 1 3.87%, 11/15/2035(b)	5,596	4,823,476
Series 2019-D, Class 1 3.87%, 11/15/2035(b)	5,110	4,404,333
Series 2019-E, Class 1 3.87%, 11/15/2035(b)	3,340	2,879,057
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML24) Series 2024 4.155%, 05/25/2041	10,571	10,151,176
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 2024-ML23, Class AUS 4.563%, 04/25/2042(b)	2,099	2,090,877
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2021-ML12, Class AUS 2.34%, 07/25/2041	7,256	5,731,575
Series 2022-ML13, Class XCA 0.96%, 07/25/2036(f)	1,990	104,604
Series 2022-ML13, Class XUS 0.98%, 09/25/2036(f)	3,665	239,575
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 2.625%, 06/15/2035(b)	9,255	7,916,211
2.65%, 06/15/2035(b)	4,645	3,905,200
Series 2019-M 2.60%, 09/15/2033	9,185	7,969,991

		76,814,786

Pennsylvania – 6.9%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 4.32% (MUNIPSA + 0.70%), 11/15/2047(a)	10,000	9,914,607

	Principal Amount (000)	U.S. $ Value

Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2040	$2,000	$2,045,671
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(b)	870	881,244
City of Philadelphia PA Series 2017-A 5.00%, 08/01/2028	12,310	12,891,112
5.00%, 08/01/2029	9,970	10,434,270
5.00%, 08/01/2030	4,000	4,187,314
5.00%, 08/01/2032	8,010	8,373,755
Series 2019-A 5.00%, 08/01/2026	1,420	1,462,001
City of Philadelphia PA Airport Revenue Series 2021 5.00%, 07/01/2028	10,350	10,829,561
City of Philadelphia PA Water & Wastewater Revenue Series 2016 5.00%, 10/01/2025	7,750	7,854,969
AGM Series 2023-B 5.00%, 09/01/2037	1,500	1,679,193
Commonwealth of Pennsylvania Series 2017 5.00%, 01/01/2027	7,190	7,477,484
Series 2019 5.00%, 07/15/2025	4,700	4,747,902
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2025	6,000	6,025,008
AGM Series 2022 4.00%, 07/01/2038	10,000	9,961,657
4.00%, 07/01/2039	10,000	9,870,660
Lancaster Municipal Authority Series 2024 5.00%, 05/01/2031	210	224,275
5.00%, 05/01/2032	300	322,202
5.00%, 05/01/2033	400	431,562
5.00%, 05/01/2034	420	454,743
5.00%, 05/01/2044	1,300	1,349,203
Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2027	1,415	1,430,793
5.00%, 12/01/2032	2,750	2,801,971
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2026	1,400	1,430,617

	Principal Amount (000)	U.S. $ Value

5.00%, 09/01/2027	$1,750	$1,814,316
5.00%, 09/01/2028	1,500	1,574,284
5.00%, 09/01/2029	3,000	3,136,303
5.00%, 09/01/2030	3,000	3,131,502
Series 2019 5.00%, 09/01/2030	1,710	1,811,257
5.00%, 09/01/2032	1,200	1,268,848
Montgomery County Industrial Development Authority/PA (Pre-refunded - US Treasuries) Series 2015 5.25%, 01/15/2045	5	5,003
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.50%, 06/30/2038	3,350	3,641,490
5.50%, 06/30/2039	5,455	5,902,789
5.50%, 06/30/2040	5,000	5,388,363
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2026	8,540	8,637,549
5.00%, 12/31/2026	4,500	4,586,551
5.00%, 06/30/2027	12,450	12,652,214
5.00%, 12/31/2027	6,000	6,098,301
5.00%, 06/30/2028	10,790	10,962,230
5.00%, 12/31/2028	8,910	9,048,455
5.00%, 06/30/2042	1,015	1,021,239
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.32% (MUNIPSA + 0.70%), 11/15/2047(a)	15,140	15,035,107
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 4.00%, 11/01/2042	2,000	1,888,312
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2017 4.00%, 08/15/2042	2,720	2,652,339
Pennsylvania Turnpike Commission Series 2016 5.00%, 06/01/2025	2,000	2,014,454
5.00%, 06/01/2026	10,210	10,371,315
Series 2016-A 5.00%, 12/01/2041	5,000	5,070,394
Series 2017-B 5.00%, 06/01/2028	7,025	7,325,372
5.00%, 06/01/2030	6,255	6,518,564

	Principal Amount (000)	U.S. $ Value

Series 2019 5.00%, 12/01/2029	$8,000	$8,562,049
Series 2022-A 5.00%, 12/01/2036	1,000	1,112,153
Series 2024 5.00%, 12/01/2038	2,100	2,350,328
Pennsylvania Turnpike Commission Registration Fee Revenue Series 2023 4.47% (MUNIPSA + 0.85%), 07/15/2041(a)	24,000	23,959,915
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	775	789,331
5.00%, 08/01/2040	3,445	3,445,641
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2020 5.00%, 11/01/2027	835	863,499
5.00%, 11/01/2028	1,000	1,044,950
5.00%, 11/01/2029	1,000	1,054,955
5.00%, 11/01/2030	1,750	1,846,337
5.00%, 11/01/2031	1,685	1,777,377
5.00%, 11/01/2032	1,810	1,910,997
5.00%, 11/01/2033	1,750	1,844,417
5.00%, 11/01/2034	2,110	2,222,853
Pittsburgh Water & Sewer Authority AGM Series 2023-C 3.922% (SOFR + 0.80%), 09/01/2040(a) (b)	26,000	25,347,795
School District of Philadelphia (The) Series 2023-A 5.25%, 09/01/2038	2,000	2,242,177
5.25%, 09/01/2039	3,695	4,126,967
Southeastern Pennsylvania Transportation Authority Series 2020 5.00%, 06/01/2025	2,290	2,306,634

		335,446,700

Puerto Rico – 0.5%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	1,346	910,751
4.00%, 07/01/2046	103	95,497
5.625%, 07/01/2027	4,709	4,880,206
5.625%, 07/01/2029	1,982	2,111,294
Series 2022-C Zero Coupon, 11/01/2043	3,857	2,362,446
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2021-C 3.75%, 07/01/2027(b)	2,000	1,867,274
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	5,150	5,145,863

	Principal Amount (000)	U.S. $ Value

Puerto Rico Housing Finance Authority (El Mirador LLC) Series 2023 5.00%, 03/01/2027	$2,250	$2,289,250
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2024 6.50%, 01/01/2041	2,000	2,369,056

		22,031,637

Rhode Island – 0.0%
Providence Public Building Authority (City of Providence RI Lease) AGM Series 2020-A 5.00%, 09/15/2032	2,195	2,334,713

South Carolina – 3.1%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	50,000	53,452,285
Series 2023-B 4.935% (SOFR + 1.90%), 02/01/2054(a)	18,000	18,657,032
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 10/01/2054	7,460	8,031,798
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities Corp. for Pickens School District Lease) Series 2015 5.00%, 12/01/2026	3,000	3,018,911
5.00%, 12/01/2027	2,500	2,514,907
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031(c) (d) (e)	1,445	216,750
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	2,890	2,857,147
5.00%, 11/01/2034	10,000	11,230,839
5.00%, 11/01/2039	18,615	20,445,139
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2038	7,500	7,715,810
South Carolina Ports Authority Series 2018 5.00%, 07/01/2025	1,190	1,199,056
5.00%, 07/01/2031	1,945	2,018,629
South Carolina Ports Authority (Pre-refunded - US Treasuries) Series 2015 5.25%, 07/01/2055	3,240	3,267,037

	Principal Amount (000)	U.S. $ Value

South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2030	$1,435	$1,465,110
5.00%, 12/01/2034	1,000	1,016,332
Series 2020-A 5.00%, 12/01/2043	1,800	1,885,866
Series 2021-A 4.00%, 12/01/2035	3,000	3,007,751
Series 2021-B 5.00%, 12/01/2043	6,350	6,713,062
Series 2024-A 5.00%, 12/01/2038	1,900	2,093,089
Series 2024-B 4.125%, 12/01/2044	1,200	1,179,015
5.00%, 12/01/2041	1,100	1,195,046

		153,180,611

South Dakota – 0.1%
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2029	3,400	3,532,690
5.00%, 09/01/2030	3,625	3,763,111

		7,295,801

Tennessee – 2.1%
City of Memphis TN Series 2024-B 5.00%, 04/01/2041	7,040	7,717,310
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2024 5.00%, 07/01/2034	5,500	6,111,481
Metropolitan Government of Nashville & Davidson County TN Series 2024-C 5.00%, 01/01/2041	5,570	6,138,513
Metropolitan Government of Nashville & Davidson County TN (Pre-refunded - US Treasuries) Series 2015-C 4.50%, 07/01/2034	10,000	10,075,360
Metropolitan Nashville Airport Authority (The) Series 2022-B 5.50%, 07/01/2039	2,500	2,737,399
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	21,150	22,584,184
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.00%, 05/01/2053	43,555	44,896,960

		100,261,207

	Principal Amount (000)	U.S. $ Value

Texas – 5.2%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.) Series 2024 4.125%, 06/15/2034(b)	$850	$840,448
Arlington Higher Education Finance Corp. (Cypress Christian School, Inc.) Series 2024-2 5.75%, 06/01/2043(b)	2,000	2,044,631
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.00%, 06/01/2042(b)	1,000	1,033,516
Board of Regents of the University of Texas System Series 2022-A 4.00%, 08/15/2042	1,895	1,898,555
Central Texas Turnpike System Series 2024-A 5.00%, 08/15/2038	3,100	3,450,306
Series 2024-C 5.00%, 08/15/2038	7,700	8,550,269
City of Austin TX Series 2015 5.00%, 09/01/2026	8,000	8,092,758
City of Austin TX Airport System Revenue Series 2022 5.00%, 11/15/2039	2,260	2,370,665
City of Dallas TX Series 2023-A 5.00%, 02/15/2039	2,000	2,189,000
5.00%, 02/15/2043	6,700	7,209,418
City of Dallas TX Waterworks & Sewer System Revenue Series 2015-A 5.00%, 10/01/2025	3,885	3,943,297
City of El Paso TX Water & Sewer Revenue Series 2019-B 5.00%, 03/01/2025	3,000	3,008,813
Series 2022 5.00%, 03/01/2037	4,275	4,615,138
5.00%, 03/01/2039	3,880	4,142,565
City of Frisco TX Series 2024 5.00%, 02/15/2042	1,140	1,240,008
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2025	2,000	2,002,520
City of Houston TX Airport System Revenue Series 2021-A 4.00%, 07/01/2041	1,140	1,094,882
Series 2024-B 5.50%, 07/15/2036	3,745	3,969,780

	Principal Amount (000)	U.S. $ Value

AGM Series 2023 5.00%, 07/01/2032	$12,095	$13,067,509
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	9,135	9,336,549
City of San Antonio TX Electric & Gas Systems Revenue Series 2024-A 5.25%, 02/01/2043	5,000	5,558,559
County of Harris TX Toll Road Revenue Series 2024-A 5.00%, 08/15/2044	1,065	1,158,416
Crowley Independent School District (Pre-refunded - US Govt Agencies) Series 2016-B 4.00%, 08/01/2037	4,980	5,006,110
Dallas Fort Worth International Airport Series 2023-C 5.00%, 11/01/2028	6,500	6,826,217
5.00%, 11/01/2032	5,500	5,953,548
Dallas Independent School District Series 2021 4.00%, 02/15/2025	5,020	5,025,561
Denton Independent School District Series 2016 5.00%, 08/15/2027	1,220	1,245,034
El Paso County Hospital District AGC Series 2024 5.00%, 08/15/2039	5,000	5,447,347
5.00%, 08/15/2040	2,000	2,160,625
Harris County Cultural Education Facilities Finance Corp. Series 2024 5.00%, 07/01/2036	7,300	8,162,792
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 4.47% (MUNIPSA + 0.85%), 07/01/2049(a)	1,500	1,500,177
Series 2024 5.00%, 07/01/2034	3,875	4,376,314
Harris County Hospital District Series 2016 5.00%, 02/15/2027	2,465	2,504,810
Hidalgo County Regional Mobility Authority Series 2022-A 5.00%, 12/01/2028	200	207,716
5.00%, 12/01/2029	500	524,134
5.00%, 12/01/2030	500	528,407
5.00%, 12/01/2031	500	531,822
5.00%, 12/01/2032	795	844,473
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2026	600	610,494
5.00%, 10/15/2029	600	610,330

	Principal Amount (000)	U.S. $ Value

5.00%, 10/15/2030	$1,000	$1,016,903
5.00%, 10/15/2031	1,020	1,036,626
Legacy Denton Public Facility Corp. (LDG Vintage Ranch LP) Series 2022 5.00%, 04/01/2043	15,000	15,176,755
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	10,680	10,635,084
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017-A 5.00%, 08/15/2025	2,500	2,525,230
5.00%, 08/15/2026	2,000	2,055,225
5.00%, 08/15/2028	2,750	2,869,462
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2035	1,175	1,106,929
Series 2022 4.00%, 01/01/2032	840	759,823
4.00%, 01/01/2037	1,155	965,573
New Hope Cultural Education Facilities Finance Corp. (Pre-refunded - Others) Series 2017-A 5.00%, 04/01/2028	1,130	1,174,001
North Texas Tollway Authority Series 2024-B 5.00%, 01/01/2034	23,690	26,714,554
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group) Series 2024 5.00%, 01/01/2039(b)	1,285	1,309,523
10.00%, 07/01/2026(b)	2,000	2,043,552
San Antonio Independent School District/TX Series 2015 5.00%, 02/15/2025	3,575	3,583,122
State of Texas Series 2021-B 4.00%, 08/01/2026	2,335	2,341,921
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2012-C 3.739% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(a)	3,990	3,993,006
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	7,500	7,979,549

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition and Supply Corp II Series 2007 3.966% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(a)	$2,000	$2,009,631
Texas State University System Series 2024 5.00%, 03/15/2042	2,900	3,175,088
5.00%, 03/15/2043	1,665	1,815,689
Texas Transportation Commission Series 2024 5.00%, 04/01/2039	7,225	8,029,232
Texas Transportation Commission State Highway Fund Series 2015 5.00%, 10/01/2025	3,035	3,077,034
Texas Water Development Board Series 2023-A 5.00%, 10/15/2025	1,000	1,015,158
University of Houston Series 2022-A 5.00%, 02/15/2040	1,750	1,892,370

		251,184,553

Utah – 1.1%
City of Salt Lake City UT Airport Revenue Series 2021-A 4.00%, 07/01/2040	2,615	2,532,651
5.00%, 07/01/2029	3,365	3,543,882
5.00%, 07/01/2030	7,670	8,138,750
Series 2023-A 5.00%, 07/01/2032	9,270	9,990,249
BAM Series 2018-A 5.00%, 07/01/2043	17,000	17,319,999
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(b)	1,600	1,546,352
Intermountain Power Agency Series 2023 5.00%, 07/01/2039	5,000	5,484,144
5.00%, 07/01/2042	2,360	2,561,741
Series 2024-A 5.00%, 07/01/2039	2,915	3,233,693
Utah Transit Authority (Utah Transit Authority Sales Tax) Series 2015-A 5.00%, 06/15/2026	1,305	1,316,410

		55,667,871

Virginia – 1.1%
Chesterfield County Economic Development Authority (County of Chesterfield VA) Series 2024 5.00%, 04/01/2042	3,000	3,293,139
5.00%, 04/01/2043	2,000	2,188,290
County of Fairfax VA Series 2024-A 5.00%, 10/01/2025	2,750	2,792,566

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Series 2024-M 4.759%, 08/25/2041	$10,000	$10,216,253
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	2,000	2,054,694
Virginia College Building Authority Series 2021 3.00%, 01/01/2040	4,345	3,435,203
Virginia College Building Authority (Pre-refunded - US Treasuries) Series 2015-A 5.00%, 02/01/2031	1,000	1,001,420
Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2024-A 5.00%, 08/01/2044	4,000	4,393,831
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 07/01/2030	2,000	2,005,883
4.00%, 01/01/2032	5,030	5,036,292
Virginia Small Business Financing Authority (National Senior Communities, Inc. Obligated Group) Series 2020 5.00%, 01/01/2029	1,400	1,469,159
5.00%, 01/01/2030	1,650	1,745,665
5.00%, 01/01/2031	1,250	1,321,839
5.00%, 01/01/2033	1,750	1,847,733
5.00%, 01/01/2034	1,600	1,686,874
5.00%, 01/01/2035	1,570	1,652,884
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2024 4.00%, 11/01/2052	6,000	6,002,205

		52,143,930

Washington – 3.4%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Authority Sales & Use Tax) Series 2009-2 5.491%, 11/01/2039	5,000	4,995,811
Central Puget Sound Regional Transit Authority (Pre-refunded - US Treasuries) Series 2015 4.00%, 11/01/2050	7,625	7,684,268
Energy Northwest (Bonneville Power Administration) Series 2015-C 5.00%, 07/01/2026	3,025	3,051,910
Series 2021 5.00%, 07/01/2040	5,120	5,536,338

	Principal Amount (000)	U.S. $ Value

King County School District No. 411 Issaquah Series 2015 5.00%, 12/01/2025	$6,440	$6,486,314
Port of Seattle WA Series 2018-A 5.00%, 05/01/2025	8,320	8,353,030
5.00%, 05/01/2038	4,015	4,084,184
Series 2018-B 5.00%, 05/01/2025	4,695	4,713,639
Series 2019 5.00%, 04/01/2034	1,000	1,038,309
Series 2021 4.00%, 08/01/2041	5,000	4,776,477
5.00%, 08/01/2033	5,000	5,310,117
Series 2022 5.00%, 08/01/2042	5,000	5,194,817
Series 2024 5.25%, 07/01/2043	4,140	4,446,286
Port of Tacoma WA Series 2016-B 5.00%, 12/01/2037	6,835	6,947,387
5.00%, 12/01/2038	6,775	6,880,161
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	10,000	9,495,087
State of Washington Series 2020-R 5.00%, 07/01/2025	6,500	6,564,551
Series 2022-R 5.00%, 07/01/2025	10,000	10,099,309
Washington Health Care Facilities Authority (Multicare Health System Obligated Group) Series 2015-B 5.00%, 08/15/2028	8,590	8,657,103
5.00%, 08/15/2029	16,560	16,674,479
5.00%, 08/15/2030	6,400	6,437,108
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2025	2,000	2,011,000
5.00%, 08/15/2027	2,175	2,246,112
5.00%, 08/15/2028	3,700	3,812,186
5.00%, 08/15/2030	8,005	8,231,715
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	4,730	4,368,724
Series 2021-1, Class X 0.726%, 12/20/2035(f)	3,122	127,905
Series 2023-1, Class X 1.449%, 04/20/2037(f)	9,905	1,004,089
Series 2024-2 4.08%, 03/20/2040	3,296	3,149,502
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 5.875%, 07/01/2043(b)	2,025	2,202,847

		164,580,765

	Principal Amount (000)	U.S. $ Value

West Virginia – 0.3%
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	$13,415	$12,619,055

Wisconsin – 2.9%
State of Wisconsin Series 2016-A 5.00%, 05/01/2026	5,050	5,081,462
Series 2025-1 5.00%, 05/01/2033(g)	1,000	1,135,837
Series 2025-2 5.00%, 05/01/2026(g)	6,600	6,747,649
State of Wisconsin (Pre-refunded - US Treasuries) Series 2019-A 5.00%, 05/01/2025	9,000	9,054,577
5.00%, 05/01/2027	12,500	13,076,371
5.00%, 05/01/2028	12,000	12,553,316
University of Wisconsin Hospitals & Clinics Series 2024-B 5.00%, 04/01/2054	10,000	10,947,628
Wisconsin Center District AGM Series 2020-C Zero Coupon, 12/15/2028	1,075	919,327
Zero Coupon, 12/15/2030	2,140	1,682,284
Zero Coupon, 12/15/2032	2,800	2,009,013
Zero Coupon, 12/15/2034	2,500	1,630,276
Wisconsin Health & Educational Facilities Authority Series 2024 5.00%, 07/01/2035	1,000	986,303
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2022 3.80% (MUNIPSA + 0.18%), 08/15/2054(a)	4,000	3,948,202
Series 2023 5.00%, 08/15/2054	5,000	5,113,007
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2034	2,500	2,525,556
4.00%, 10/15/2035	1,000	1,004,458
Wisconsin Public Finance Authority Series 2024-1 4.10%, 09/25/2039	4,160	4,051,183
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	2,000	871,078
Wisconsin Public Finance Authority (Carmelite System, Inc. Obligated Group (The)) Series 2020 5.00%, 01/01/2040	3,750	3,825,004

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2042	$2,000	$2,035,632
5.50%, 02/01/2042(b)	6,955	7,147,136
Wisconsin Public Finance Authority (Duke Energy Progress LLC) Series 2022 3.30%, 10/01/2046	5,315	5,298,930
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	1,698	1,107,117
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(b)	742	532,895
Wisconsin Public Finance Authority (Pre-refunded - US Treasuries) Series 2020 3.00%, 04/01/2025(b)	10	9,995
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,800	1,923,486
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	6,000	6,137,975
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 3.00%, 04/01/2025(b)	85	84,663
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(b)	2,415	2,416,242
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(b)	1,100	1,120,336
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2035	615	551,886
4.00%, 02/01/2036	3,335	2,963,943
4.00%, 02/01/2038	3,575	3,113,295
4.00%, 02/01/2040	3,945	3,370,741
Series 2022 5.00%, 02/01/2031	3,375	3,337,173
5.00%, 02/01/2032	2,545	2,513,381
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(b)	3,360	3,374,944

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2026(b)	$3,605	$3,640,215
5.00%, 10/01/2029(b)	835	856,992
Wisconsin Public Finance Authority (Waterstone Projects) Series 2024 5.50%, 12/15/2038(b)	1,300	1,302,449

		140,001,957

Total Long-Term Municipal Bonds (cost $4,556,898,300)		4,490,446,579

Short-Term Municipal Notes – 5.1%
California – 0.9%
City of Los Angeles CA Series 2024 5.00%, 06/26/2025	25,000	25,247,083
County of Los Angeles CA Series 2024 5.00%, 06/30/2025	4,000	4,039,366
Nuveen California AMT-Free Quality Municipal Income Fund Series 2017 4.07%, 10/01/2047(b) (i)	5,000	5,000,000
San Diego Unified School District/CA Series 2024-A 5.00%, 06/30/2025	10,060	10,158,956

		44,445,405

Colorado – 1.1%
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J Series 2024 5.00%, 12/15/2025	5,000	5,095,048
Colorado State Education Loan Program Series 2024-A 5.00%, 06/30/2025	50,000	50,440,955

		55,536,003

Florida – 0.1%
School District of Broward County/FL Series 2024 4.00%, 01/29/2025	3,265	3,266,786

Michigan – 0.2%
Michigan Finance Authority Series 2024-A 5.00%, 07/21/2025	3,000	3,025,608
5.00%, 08/20/2025	6,250	6,311,479

		9,337,087

New Jersey – 1.0%
City of Hoboken NJ Series 2024-A 4.00%, 03/12/2025	12,000	12,014,387
City of Jersey City NJ Series 2024-D 4.50%, 10/22/2025	20,000	20,192,270

	Principal Amount (000)	U.S. $ Value

Essex County Improvement Authority (County of Essex NJ) Series 2024 5.00%, 06/18/2025	$3,055	$3,080,393
Township of East Brunswick NJ Series 2024-A 4.50%, 07/15/2025	9,000	9,066,007
Township of Woodbridge NJ Series 2024 4.00%, 03/14/2025	5,000	5,006,586

		49,359,643

New York – 0.4%
City of New York NY Series 2024-A 5.00%, 08/01/2025	8,900	8,997,215
City of Rochester NY Series 2024-I 5.00%, 07/31/2025	7,000	7,071,077
Town of Oyster Bay NY Series 2024 4.00%, 03/07/2025	1,600	1,602,397

		17,670,689

Other – 0.5%
Nuveen AMT-Free Municipal Credit Income Fund Series 2019 4.07%, 03/01/2029(i)	10,355	10,355,000
Nuveen AMT-Free Quality Municipal Income Fund Series 2021 4.07%, 03/01/2029(i)	12,615	12,615,000

		22,970,000

South Carolina – 0.2%
Orangeburg County School District Series 2024 5.00%, 08/13/2025	8,000	8,080,099

Texas – 0.4%
McKinney Independent School District Series 2024 5.00%, 02/15/2025	18,500	18,542,482
Richardson Independent School District Series 2024 5.00%, 02/15/2025	2,500	2,504,920
Tarrant County Housing Finance Corp. (One Oaklake VIII LLC) Series 2003 3.66%, 02/15/2036(i)	270	270,000

		21,317,402

Washington – 0.3%
State of Washington Series 2024-C 5.00%, 02/01/2025	10,000	10,015,174

	Principal Amount (000)	U.S. $ Value

Series 2024-R 5.00%, 07/01/2025	$4,000	$4,039,724

		14,054,898

Total Short-Term Municipal Notes (cost $246,035,373)		246,038,012

Total Municipal Obligations (cost $4,802,933,673)		4,736,484,591

CORPORATES - INVESTMENT GRADE – 1.3%
Industrial – 1.3%
Consumer Cyclical - Automotive – 0.2%
General Motors Financial Co., Inc. 5.98%, 04/07/2025	10,000	10,014,000

Consumer Non-Cyclical – 0.9%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	5,835	5,621,964
1.777%, 11/15/2030	5,000	4,188,800
CommonSpirit Health 1.547%, 10/01/2025	4,513	4,405,997
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	7,000	4,811,450
Novant Health, Inc. 2.637%, 11/01/2036	19,100	14,667,845
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	10,000	7,727,900
Sutter Health Series 20A 3.161%, 08/15/2040	4,000	2,996,440

		44,420,396

Transportation - Airlines – 0.2%
United Airlines, Inc. 4.375%, 04/15/2026(b)	5,000	4,914,400
4.625%, 04/15/2029(b)	2,300	2,186,288

		7,100,688

Total Corporates-Investment Grade (cost $72,640,910)		61,535,084

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Communications - Media – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b) (cost $7,730,000)	7,730	6,271,581

ASSET-BACKED SECURITIES – 0.1%
Autos - Fixed Rate – 0.1%
Flagship Credit Auto Trust Series 2023-1, Class A2 5.38%, 12/15/2026(b)	175	174,913

	Principal Amount (000)	U.S. $ Value

LAD Auto Receivables Trust Series 2023-1A, Class A2 5.68%, 10/15/2026(b)	$130	$129,717
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)	4,892	4,970,804

Total Asset-Backed Securities (cost $5,196,306)		5,275,434

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Connecticut Avenue Securities Trust Series 2020-SBT1, Class 2M2 8.333% (CME Term SOFR + 3.76%), 02/25/2040(a) (b)	813	853,237
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 8.683% (CME Term SOFR + 4.11%), 05/25/2025(a)	164	165,852
Series 2016-C01, Class 1M2 11.433% (CME Term SOFR + 6.86%), 08/25/2028(a)	166	174,721

Total Collateralized Mortgage Obligations (cost $893,866)		1,193,810

Total Investments – 98.9% (cost $4,889,394,755)(j)		4,810,760,500
Other assets less liabilities – 1.1%		53,972,692

Net Assets – 100.0%		$4,864,733,192

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	(5.00)%	Quarterly	3.12%	USD	52,040	$(4,094,082)	$(3,609,805)	$(484,277)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	95,110	10/15/2028	CPI#	2.565%	Maturity	$453,176	$—	$453,176
USD	81,000	10/15/2029	2.485%	CPI#	Maturity	(198,951)	—	(198,951)
USD	65,040	10/15/2029	2.516%	CPI#	Maturity	(251,555)	—	(251,555)
USD	64,980	10/15/2029	2.451%	CPI#	Maturity	(59,873)	—	(59,873)
USD	64,980	10/15/2029	2.499%	CPI#	Maturity	(201,012)	—	(201,012)
USD	99,890	10/15/2030	CPI#	2.531%	Maturity	543,725	—	543,725

						$285,510	$—	$285,510

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	63,900	07/31/2029	1 Day SOFR	4.461%	Annual	$964,549	$—	$964,549
USD	66,300	10/15/2029	1 Day SOFR	3.785%	Annual	(831,415)	—	(831,415)
USD	38,000	10/15/2030	1 Day SOFR	4.092%	Annual	88,647	—	88,647
USD	40,500	12/03/2031	1 Day SOFR	3.732%	Annual	(808,529)	—	(808,529)
USD	61,200	06/15/2034	3.543%	1 Day SOFR	Annual	2,872,535	7,422	2,865,113
USD	41,630	08/15/2034	3.194%	1 Day SOFR	Annual	3,086,321	—	3,086,321
USD	29,900	08/15/2034	3.304%	1 Day SOFR	Annual	2,004,760	—	2,004,760

						$7,376,868	$7,422	$7,369,446

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	57,160	10/09/2029	1.125%	SIFMA*	Quarterly	$5,174,868	$—	$5,174,868

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2024.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $330,113,993 or 6.8% of net assets.

(c)	Non-income producing security.
(d)	Defaulted.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of December 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026	06/13/2022	$2,077,317	$60,000	0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031	10/04/2022	1,180,754	216,750	0.00%

(f)	IO - Interest Only.
(g)	When-Issued or delayed delivery security.
(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2024.
(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)

As of December 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $51,530,372 and gross unrealized depreciation of investments was $(117,819,080), resulting in net unrealized depreciation of $(66,288,708).

As of December 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.0% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

MUNIPSA – Municipal Swap Index

NATL – National Interstate Corporation

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

December 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$4,490,446,579	$—	$4,490,446,579
Short-Term Municipal Notes	—	246,038,012	—	246,038,012
Corporates - Investment Grade	—	61,535,084	—	61,535,084
Corporates - Non-Investment Grade	—	6,271,581	—	6,271,581
Asset-Backed Securities	—	5,275,434	—	5,275,434
Collateralized Mortgage Obligations	—	1,193,810	—	1,193,810

Total Investments in Securities	—	4,810,760,500	—	4,810,760,500
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	996,901	—	996,901
Centrally Cleared Interest Rate Swaps	—	9,016,812	—	9,016,812
Interest Rate Swaps	—	5,174,868	—	5,174,868
Liabilities:
Centrally Cleared Credit Default Swaps	—	(4,094,082)	—	(4,094,082)
Centrally Cleared Inflation (CPI) Swaps	—	(711,391)	—	(711,391)
Centrally Cleared Interest Rate Swaps	—	(1,639,944)	—	(1,639,944)

Total	$—	$4,819,503,664	$—	$4,819,503,664

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.